PROSPECTUS SUPPLEMENT

May 1, 2016

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (B Share)

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (C Share)

THE GUARDIAN INVESTOR PROSTRATEGIES VARIABLE ANNUITYsm (I Share)

The following supplemental information should be read in conjunction with the Prospectuses dated May 1, 2016 for The Guardian Investor ProFreedom Variable Annuitysm (B Share), The Guardian Investor ProFreedom Variable Annuitysm (C Share) and The Guardian Investor ProStrategies Variable Annuitysm (I Share), for variable annuity contracts issued through The Guardian Separate Account R.

Effective immediately, the ALPS/Red Rocks Private Equity Portfolio (Class III) will be known as ALPS/Red Rocks Listed Private Equity Portfolio (Class III).

Except as set forth herein, all other provisions of the Prospectus shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY

THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED

WITH THE PROSPECTUS FOR FUTURE REFERENCE.